Notes to the consolidated financial statements - Other operating income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes to the consolidated financial statements
Total	€ 8,917	€ 9,151	€ 37,932